Income tax (Details) - SEK (kr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Tax expense for the year	kr (4,604)	kr (1,053)
Total current tax expense	(4,604)	(1,053)
Deferred tax relating to temporary differences	5,639	(4,278)
Total deferred tax income	5,639	(4,278)
Total income tax expense	kr 1,034	kr (5,331)